Trade Receivables, Net - Schedule of Trade Receivables (Details)	Sep. 30, 2024 HKD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 HKD ($)
Schedule of Trade Receivables [Abstract]
Trade receivables	$ 27,928,480		$ 43,325,361
Less: allowance for credit loss	(6,077,000)		(8,347,208)
Total trade receivables	$ 21,851,480	$ 2,811,094	$ 34,978,153